Goodwill and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill Roll Forward
Goodwill beginning balance	¥ 150,720	¥ 78,282
Sales of directly-operated salons, and closure of directly-operated salons	(13,776)
Goodwill impairment losses	0	0	¥ 0
Goodwill ending balance	600,329	150,720	¥ 78,282
ZACC
Goodwill Roll Forward
Acquisitions	167,241
SAWAN CO. LTD. ("SAWAN")
Goodwill Roll Forward
Acquisitions	110,881
Relaxation Salons
Goodwill Roll Forward
Acquisitions	¥ 185,263	¥ 72,438